Share-Based Payments - Summary of Number of Outstanding Deferred and Restricted stock Units (Detail) - Restricted Stock Units And Performance Stock Units [Member] Unit_pure in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AB inBev [member]
Disclosure of other equity instruments [line items]
RSUs and PSUs outstanding at 1 January	29.0	28.7	20.9
RSUs and PSUs issued during the year	7.3	5.9	10.1
RSUs and PSUs vested during the year	(4.1)	(4.3)	(0.5)
RSUs and PSUs forfeited during the year	(1.1)	(1.3)	(1.8)
RSUs and PSUs outstanding at the end of December	31.2	29.0	28.7
Brazil [Member] | Ambev [member]
Disclosure of other equity instruments [line items]
RSUs and PSUs outstanding at 1 January	120.0	109.8	63.8
RSUs and PSUs issued during the year	25.6	33.7	49.3
RSUs and PSUs vested during the year	(20.3)	(18.3)	(0.2)
RSUs and PSUs forfeited during the year	(4.9)	(5.2)	(3.1)
RSUs and PSUs outstanding at the end of December	120.4	120.0	109.8